Commitments	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments

The Company’s subsidiary, Atlas Pharma Inc., has entered into long-term lease agreements for the rental of buildings which call for minimum lease payments of $228,113 and additional lease payments based on operating expenses. The lease expires on May 21, 2021. Minimum lease payments for the next four years are $62,213 in 2018, $62,213 in 2019, $62,213 in 2020, and $41,474 in 2021.